SCHEDULE OF ANTI-DILUTIVE SHARES OF COMMON STOCK EQUIVALENTS (Details) - shares	3 Months Ended		12 Months Ended
	May 31, 2025	May 31, 2024	Feb. 28, 2025	Feb. 29, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	59,163,219,451	36,146,449,661	49,952,465,080	32,362,953,501
Convertible Series F Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	58,641,215,500	35,600,264,971
Convertible Redeemable Series B And C Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	295,826,429	59,933,023
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	226,177,522	486,251,667	229,499,580	489,262,696
Convertible Notes And Accrued Interest [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total			49,722,965,500	31,873,690,805